Shareholder's Equity - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 27, 2014 USD ($)	May 20, 2014 USD ($)	Dec. 31, 2013 CHF	Jun. 27, 2015 Dividends payable per share USD ($)	Mar. 28, 2015 Dividends payable per share USD ($)	Dec. 31, 2014 September 2012 Share Repurchase Program USD ($)	Dec. 31, 2014 2012 Share Repurchase Programs [Member] USD ($)	Dec. 31, 2014 October 2012 Share Repurchase Program USD ($)	Dec. 31, 2014 December 2013 Share Repurchase Program USD ($)	Dec. 31, 2014 December 2014 Share Repurchase Program [Member] [Domain] USD ($)
Shareholders Equity
Common stock, shares authorized	426.0	213.0
Common stock, par value (per share)	$ 0.01					0.50
Authorized amount to repurchase shares of common stock									$ 400,000,000	$ 1,200,000,000	$ 800,000,000	$ 1,000,000,000	$ 1,000,000,000
Common stock shares repurchased, shares	16.4									1.9		14.5
Common stock amount repurchased	1,200,000,000									200,000,000		1,000,000,000
Remaining authorized repurchase amount												0
Authorization expiry date											Dec. 31, 2015	Dec. 31, 2016
Dividends payable amount per share	$ 0.30			$ 0.30	$ 1.20		$ 0.32	$ 0.32
Dividends Payable, Amount Per Share, Quarterly Dividends Declared	$ 0.32				$ 0.30
Dividends Payable, Amount Per Share, Increase (Decrease) in Quarterly Dividends Declared	$ 0.02
Dividends payable	$ 116,800,000	$ 98,700,000
Dividends paid per common share	$ 1.10	$ 0.96	$ 0.88